LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
LEASES
LEASES

NOTE 6 — LEASES

The Company’s previous corporate office lease has a remaining term of approximately twelve months as of December 31, 2022. The Company’s operating lease agreement does not contain any material residual value guarantees or material restrictive covenants. The Company recognized right-of-use assets and lease liabilities for such leases in connection with its adoption of ASC 842 as of January 1, 2022. The Company reports operating lease right-of-use assets and the current and non-current portions of its operating lease liabilities on the condensed consolidated balance sheet.

On February 28, 2023, the Company abandoned the previous corporate office premises. There is no new cash inflow generated or expected from sale or sublease of property and leasehold improvements at the location. The Company recorded an impairment loss on the ROU operating lease assets for $192,035 and accrued liabilities of $115,000 in anticipation of expected CAM payments on the lease through December 31, 2023. The impairment loss and the accrued expenses are reflected as other expense in the condensed consolidated statement of operations for the three months ended March 31, 2023.

On May 17, 2022, the Company signed a ten-year lease for the Company’s corporate headquarters. The lease commenced on December 15, 2022. The monthly payment is approximately $68,000, with stated annual escalation, up to approximately $88,000. The Company received 5 months free rent.

The Company’s finance leases consist of various machinery, equipment, computer-related equipment, or software and have remaining terms from less than one year to five years. The Company reports assets obtained under finance leases in right-of-use assets and the current and non-current portions of its finance leases on the consolidated balance sheet.

The components of the Company’s lease cost, weighted average lease terms and discount rates are presented in the tables below:

Three months ended
March 31, 2023
Lease Cost:
Operating lease cost	$265,053
Finance lease cost:
Amortization of assets obtained under finance leases	$180,207
Interest on lease liabilities	78,002
$258,209

Lease term and discount rate	Weighted average discount rate:	Weighted average remaining lease term:
As of March 31, 2023

Operating leases	10.00%	9.8	years
Finance leases	11.16%	3.4	years

Three months ended
March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$47,316
Operating cash flows from finance leases	80,500
Financing cash flows from finance leases	274,094
Right-of-use assets obtained in exchange for lease liabilities:
Acquisition of right of use assets through operating leases	$—
Acquisition of property and equipment through finance leases	—
Addition of right of use assets from finance lease modification	—
$—

Right-of-use assets consisted of the following as of March 31, 2023:

Total
Manufacturing equipment	$4,673,618
Computers and software	700,234
Leasehold Improvements	218,244
Total	5,592,095
Less: accumulated amortization	(2,121,850)
Right-of-use assets for finance leases	3,470,245
Right-of-use assets for operating leases	5,304,771
Total right-of-use assets	$8,775,016

At March 31, 2023, the following table presents maturities of the Company’s finance lease liabilities:

Years ending	Total
2023	$1,139,231
2024	851,940
2025	744,939
2026	542,661
2027	79,047
Thereafter	—
Total minimum lease payments	3,357,818
Less amount representing interest	(541,914)
Present value of minimum lease payments	2,815,904
Less current portion	(898,027)
Finance lease obligations, less current portion	$1,917,877

At March 31, 2023, the following table presents maturities of the Company’s operating lease liabilities:

Three month ending March 31, 2023	Total
2024	$719,794
2025	842,553
2026	867,831
2027	893,862
2028	920,679
Thereafter	4,761,873
Total minimum lease payments	9,006,592
Less: amount representing interest	(3,387,464)
Present value of minimum lease payments	5,619,128
Less: current portion*	(166,846)
Operating lease liabilities, less current portion	$5,452,282
*Excludes $162,921 short term lease liability for previous headquarter lease impaired

Total rent expense for the years ended the three months ended March 31, 2023 and 2022 ended was $58,368 and $250,495, respectively.

NOTE 7 —LEASES

Prior to the adoption of ASC 842, rent expense on operating leases was recognized on a straight-line basis over the term of the lease. In addition, certain of the Company’s operating lease agreements for office space also include rent holidays and scheduled rent escalations during the initial lease term. The Company recorded the rent holidays as deferred rent within other liabilities on the consolidated balance sheets. The Company recognized the deferred rent liability and scheduled rent increase on a straight-line basis into rent expense over the lease term commencing on the date the Company took possession of the leased space.

The Company’s previous corporate office lease has a remaining term of approximately twelve months as of December 31, 2022. The Company’s operating lease agreement does not contain any material residual value guarantees or material restrictive covenants. The Company recognized right-of-use assets and lease liabilities for such leases in connection with its adoption of ASC 842 as of January 1, 2022. The Company reports operating lease right-of-use assets and the current and non-current portions of its operating lease liabilities on the consolidated balance sheet as of December 31, 2022.

On May 17, 2022, the Company signed a ten-year lease for the Company’s corporate headquarters. The lease commenced on December 15, 2022. The monthly payment is approximately $68,000, with stated annual escalation, up to approximately $88,000. The Company received 5 months free rent.

The Company provided a $200,000 security deposit, which is recorded in other assets on the accompanying consolidated balance sheet. The Company’s largest investor, at the date of the lease agreement, provided an initial two-year guaranty of $1,700,000 for the benefit of the lessor, followed by a one-year rolling guaranty of the lease performance. The Company can replace the guaranty with a letter of credit for $700,000. The Company recognized a $5.44 million of right of use operating lease liability for this new lease. The Company’s new operating lease agreement does not contain any material residual value guarantees or material restrictive covenants.

The Company’s finance leases consist of various machinery, equipment, computer-related equipment, or software and have remaining terms from less than one year to five years. The Company reports assets obtained under finance leases in right-of-use assets and the current and non-current portions of its finance leases on the consolidated balance sheet.

During June 2022, two finance leases were extended for an additional ten months. The Company evaluated the terms of the extension and determined that a lease modification occurred. The modification did not meet the requirements to be considered a separate contract. The additional amount of the commitments of approximately $239,000 have been recorded in right-of-use assets and finance lease liabilities on the consolidated balance sheets.

The components of the Company’s lease cost, weighted average lease terms and discount rates are presented in the tables below:

Year ended
December 31, 2022
Lease Cost:
Operating lease cost	$324,929
Finance lease cost:
Amortization of assets obtained under finance leases	$772,870
Interest on lease liabilities	288,969
$1,061,839

Lease term and discount rate	Weighted average	Weighted average remaining
As of December 31, 2022	discount rate:	lease term:
Operating leases	10.31%	9.6	years
Finance leases	11.17%	3.5	years

Year ended
December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(159,348)
Operating cash flows from finance leases	772,870
Financing cash flows from finance leases	(1,222,270)
Right-of-use assets obtained in exchange for lease liabilities:
Acquisition of ROU assets through operating leases	$5,435,661
Acquisition of property and equipment through finance leases	2,233,834
Addition of ROU assets from finance lease modification	239,000

Right-of-use assets consisted of the following as of December 31, 2022:

Total
Manufacturing equipment	$4,673,617
Computers and software	700,234
Leasehold Improvements	218,244
Total	5,592,095
Less: accumulated amortization	(1,941,644)
Right-of-use assets for finance leases	3,650,451
Right-of-use assets for operating leases	5,632,771
Total right-of-use assets	$9,283,222

At December 31, 2022, the following table presents maturities of the Company’s finance lease liabilities:

Years ending	Total
2023	$1,275,119
2024	863,280
2025	785,386
2026	597,933
2027	190,283
Thereafter	—
Total minimum lease payments	3,712,001
Less amount representing interest	(622,004)
Present value of minimum lease payments	3,089,997
Less current portion	(1,008,587)
Finance lease obligations, less current portion	$2,081,410

At December 31, 2022, the following table presents maturities of the Company’s operating lease liabilities:

Years ending December 31,	Total
2023	$794,619
2024	836,280
2025	861,372
2026	887,208
2027	913,824
Thereafter	4,997,184
Total minimum lease payments	9,290,487
Less: amount representing interest	(3,549,882)
Present value of minimum lease payments	5,740,605
Less: current portion	(215,043)
Operating lease liabilities, less current portion	$5,525,562

Total rent expense for the years ended December 31, 2022 and 2021 ended was $325,683 and $250,495, respectively.